Invesco Intermediate Term Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	ITMI-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.77%
Alabama–2.36%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS -AGM)(a)(b)	5.00%	10/01/2033		$ 3,500	$ 4,104,205
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2025		1,500	1,744,740
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2028		1,500	1,740,900
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025		100	112,255
Series 2016, RB	5.50%	06/01/2030		2,000	2,271,380
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034		5,000	6,293,450
Pell City (City of), AL Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB	5.00%	12/01/2021		2,250	2,432,992
Series 2016 A, RB	5.00%	12/01/2031		4,850	5,198,909
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (1 mo. USD LIBOR + 0.90%)(c)(d)	2.54%	04/01/2024		4,875	4,820,595
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(c)(d)	2.07%	04/01/2024		1,625	1,604,460
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	4.50%	05/01/2032		2,500	2,696,850
UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031		550	693,924
					33,714,660
Alaska–0.14%
Matanuska-Susitna (Borough of), AK (Goose Creek Correctional Center);
Series 2009, RB (INS -AGC)(b)	5.00%	09/01/2019		1,000	1,008,500
Series 2009, RB (c)(f)	5.50%	09/01/2019		1,000	1,009,700
					2,018,200
Arizona–3.46%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032		3,400	3,879,434
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB (e)	5.00%	07/01/2037		630	681,673
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2035		2,600	2,994,290
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB (e)	5.75%	07/15/2038		1,810	2,026,928
Glendale (City of), AZ Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026		2,000	2,062,320
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028		2,105	2,301,544
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038		1,200	1,336,908
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035		3,000	3,067,650
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.00%	11/15/2024		2,025	2,083,239
Series 2014, Ref. RB	5.25%	11/15/2029		2,105	2,143,816
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036		1,000	1,099,220
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	5.75%	07/01/2024		1,000	1,077,240
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2027		3,000	3,255,480
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB (e)	5.38%	06/15/2035		1,360	1,472,812
Series 2017, RB (e)	4.75%	06/15/2037		3,500	3,579,205
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024		395	418,546
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. RB	5.00%	07/01/2025		750	733,343
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.00%	07/01/2033		2,245	2,267,944
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034		5,500	6,656,155
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2020	$700	$712,964
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2021	485	499,880
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2022	570	592,264
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2023	825	864,262
Series 2013 B, GO Bonds (e)	5.00%	07/15/2023	365	382,370
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. RB	5.25%	10/01/2026	2,000	2,153,400
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,151,250
				49,494,137
Arkansas–0.11%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,551,834
California–7.97%
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB (g)	0.00%	06/01/2033	3,225	1,455,281
California (State of);
Series 2012 B, Ref. GO Bonds (SIFMA Municipal Swap Index + 1.15%)(c)(d)	2.57%	05/01/2020	2,000	2,007,740
Series 2013 B, Ref. GO Bonds (SIFMA Municipal Swap Index + 0.38%)(c)(d)	1.80%	12/01/2022	2,000	2,002,200
Series 2013 C, GO Bonds (1 mo. USD LIBOR + 0.70%)(c)(d)	2.40%	12/01/2020	4,000	4,014,120
Series 2015, GO Bonds	5.00%	03/01/2030	5,000	5,908,600
Series 2016 B, GO Bonds (1 mo. USD LIBOR + 0.76%)(c)(d)	2.46%	12/01/2021	2,000	2,010,880
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,134,040
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	5,000	5,979,900
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB (c)(f)	5.00%	01/01/2022	1,230	1,347,822
Series 2011, RB	5.00%	01/01/2028	270	292,162
California (State of) Pollution Control Finance Authority; Series 2012, RB (a)(e)	5.00%	07/01/2027	7,000	7,640,710
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	1,050	1,116,612
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	365	383,830
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB (e)	5.00%	11/01/2032	1,135	1,331,094
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	3,000	3,404,190
Series 2018 A, RB (e)	5.25%	12/01/2038	1,000	1,160,360
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (c)(f)	6.25%	08/01/2019	1,650	1,662,837
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, RB (e)	6.25%	11/15/2019	135	137,631
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,224,401
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,137,960
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB	5.00%	09/01/2021	810	875,391
Series 2013, Ref. RB	5.00%	09/01/2023	1,000	1,149,440
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. RB (c)	5.00%	01/15/2020	5,000	5,018,750
Fresno (City of), CA; Series 2010 A-1, RB	5.50%	06/01/2022	1,000	1,041,550
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2021	2,000	2,143,840
Series 2017 A-1, RB	5.00%	06/01/2027	4,000	4,784,320
Series 2018A-1, RB	5.00%	06/01/2030	4,000	4,702,200
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	4.00%	09/02/2019	$475	$478,249
Series 2013, RB	5.00%	09/02/2020	450	470,866
Series 2013, RB	5.00%	09/02/2021	375	405,832
Series 2013, RB	5.00%	09/02/2022	710	792,332
Series 2013, RB	5.00%	09/02/2023	500	574,320
Lake Elsinore (City of), CA Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,431,912
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 B, Ref. RB (a)	5.00%	05/15/2029	2,000	2,522,320
Series 2018 D, RB (a)	5.00%	05/15/2031	3,000	3,781,980
Los Angeles Unified School District (Election of 2004); Series 2009 I, GO Bonds	5.25%	07/01/2022	3,200	3,209,536
Murrieta (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.00%	09/01/2023	1,000	1,102,570
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,176,760
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,359,091
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,386,200
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2022	575	632,483
Series 2012, Ref. RB	5.00%	09/01/2023	450	493,492
Richmond (City of), CA Joint Powers Financing Authority (Point Potrero); Series 2009 A, RB	6.25%	07/01/2024	1,500	1,505,760
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,061,320
San Diego (County of), CA Regional Airport Authority; Series 2013 B, RB (a)	5.00%	07/01/2023	700	794,416
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB (a)	5.00%	05/01/2023	2,000	2,131,640
Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,351,268
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, RB (c)(f)	6.00%	08/01/2019	1,085	1,093,105
Series 2009 D, RB (c)(f)	6.25%	08/01/2019	1,000	1,007,860
Series 2011 D, RB (c)(f)	6.63%	02/01/2021	500	544,220
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	818,512
Series 2013 B, RB	5.00%	08/01/2027	405	441,997
San Jose (City of), CA; Series 2011 A-1, RB (a)	5.25%	03/01/2026	2,000	2,129,240
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS -AGM)(b)	5.50%	08/01/2026	3,195	3,461,751
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	1,030	1,125,162
Series 2013, RB	5.13%	09/01/2027	1,200	1,315,092
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,043,060
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS -AGM)(b)(c)	3.20%	06/01/2020	4,245	4,257,056
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,190,490
				114,157,753
Colorado–1.53%
Arkansas River Power Authority; Series 2006, RB (f)	5.88%	10/01/2021	1,000	1,055,890
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB (e)	5.00%	12/01/2029	4,000	4,308,800
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,726,039
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB (e)	5.00%	12/01/2025	550	568,546
Series 2015 A, Ref. RB (e)	5.50%	12/01/2030	750	786,225
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	5.25%	07/15/2019	1,000	1,003,070
Series 2010, RB	5.00%	01/15/2022	850	873,179
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2012 A, RB (a)	5.00%	11/15/2022	$740	$823,546
Series 2018 A, Ref. RB (a)	5.00%	12/01/2030	2,000	2,522,480
Series 2018 A-2, RB (g)	0.00%	08/01/2030	800	590,000
Series 2018 A-2, RB (g)	0.00%	08/01/2031	1,000	704,420
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (a)	5.00%	10/01/2032	3,000	3,262,020
Plaza Metropolitan District No. 1;
Series 2013, Ref. RB (e)	5.00%	12/01/2021	1,045	1,106,948
Series 2013, Ref. RB (e)	5.00%	12/01/2022	500	537,730
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	4.13%	12/15/2027	965	988,112
				21,857,005
Connecticut–1.68%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027		3,000	3,672,060
Series 2019 A, RB	5.00%	04/15/2034		3,450	4,212,829
Series 2019 A, RB	5.00%	04/15/2035		1,150	1,397,860
Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030		3,500	4,277,665
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (a)	5.50%	04/01/2021		1,000	1,058,730
University of Connecticut;
Series 2016 A, GO Bonds	5.00%	03/15/2032		2,940	3,448,591
Series 2017 A, RB	5.00%	01/15/2030		5,000	6,014,300
					24,082,035
District of Columbia–0.52%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030		2,250	2,334,893
Metropolitan Washington Airports Authority; Series 2016 A, Ref. RB (a)	5.00%	10/01/2034		2,215	2,599,147
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, RB (g)	0.00%	10/01/2037		5,000	2,546,900
					7,480,940
Florida–3.80%
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2021		440	469,256
Series 2013 A, Ref. RB	5.00%	11/15/2022		375	409,027
Series 2013 A, Ref. RB	5.00%	11/15/2023		565	629,286
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB	4.50%	07/01/2038		500	510,275
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (e)	5.00%	07/01/2032		2,045	2,209,111
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2022		2,000	2,204,620
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020		1,000	1,035,330
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (e)	7.25%	05/15/2026		1,215	1,207,394
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026		2,000	2,146,340
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034		5,000	5,675,800
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027		1,000	1,075,070
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB (e)	6.00%	06/15/2035		1,265	1,365,605
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail); Series 2019 A, Ref. RB (a)(c)(d)(e)	6.25%	01/01/2024		2,500	2,516,750
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	5.25%	04/01/2028		2,500	2,686,475
Manatee (County of), FL School District;
Series 2017, RB (INS -AGM)(b)	5.00%	10/01/2029		1,000	1,222,240
Series 2017, RB (INS -AGM)(b)	5.00%	10/01/2031		3,000	3,623,700
Series 2017, RB (INS -AGM)(b)	5.00%	10/01/2032		1,250	1,503,400
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/2021		1,990	2,157,220
Series 2012, RB	5.50%	11/15/2021		1,670	1,830,337
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami (City of), FL Health Facilities Authority (Miami Jewish Health System, Inc.);
Series 2017, Ref. RB	5.00%	07/01/2025	$600	$681,024
Series 2017, Ref. RB	5.00%	07/01/2026	1,135	1,305,761
Series 2017, Ref. RB	5.00%	07/01/2027	1,000	1,166,470
Miami-Dade (County of), FL Expressway Authority;
Series 2013 A, Ref. RB	5.00%	07/01/2022	2,000	2,203,080
Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,944,637
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(a)(c)(d)	2.22%	11/01/2021	3,000	3,000,000
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,103,130
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	4,000	4,529,480
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2023	1,965	2,153,267
Reedy Creek Improvement District;
Series 2013 1, Ref. RB	5.00%	10/01/2021	885	954,596
Series 2013 1, Ref. RB	5.00%	10/01/2022	800	888,352
				54,407,033
Georgia–0.87%
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2033		1,870	2,215,108
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB (e)	5.75%	06/15/2037		1,540	1,599,090
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032		7,150	8,600,878
					12,415,076
Guam–0.45%
Guam (Territory of) International Airport Authority; Series 2013 C, RB (a)	6.00%	10/01/2023		3,000	3,009,330
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS -AGM)(b)	5.00%	10/01/2021		1,500	1,611,180
Series 2012 A, Ref. RB (INS -AGM)(b)	5.00%	10/01/2022		1,700	1,876,698
					6,497,208
Hawaii–0.90%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.00%	11/15/2027		1,000	1,118,200
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, COP (a)	5.00%	08/01/2021		1,000	1,067,400
Series 2013, COP (a)	5.00%	08/01/2022		2,000	2,193,420
Series 2013, COP (a)	5.00%	08/01/2023		1,250	1,402,025
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB (h)	5.00%	07/01/2031		6,000	7,061,520
					12,842,565
Idaho–0.16%
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035		1,900	2,351,003
Illinois–13.13%
Bartlett (Village of) ,IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024		3,130	3,113,098
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023		715	715,694
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033		1,645	1,717,084
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, GO Bonds (h)	5.00%	12/01/2024		3,000	3,248,580
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024		1,795	1,956,101
Series 2004, Ref. RB	5.00%	11/01/2028		3,000	3,526,380
Series 2007 A, Ref. GO Bonds (INS -NATL)(b)	5.00%	01/01/2032		215	215,634
Series 2008 C, Ref. RB	5.00%	01/01/2029		2,500	2,827,000
Series 2008 C, Ref. RB	5.00%	01/01/2030		1,500	1,691,595
Series 2010 A, Ref. GO Bonds (f)	5.00%	01/01/2029		2,500	2,556,675
Series 2011, COP	7.13%	05/01/2021		494	494,187
Series 2015 A, GO Bonds	5.38%	01/01/2029		5,000	5,568,850
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034		2,500	2,888,225
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2017 B, Ref. RB	5.00%	01/01/2033	$3,000	$3,443,490
Series 2019 A, RB	5.50%	01/01/2035	3,000	3,468,810
Chicago (City of), IL (188 West Randolph/Wells Redevelopment); Series 2014, COP (e)	6.84%	03/15/2033	2,227	2,227,668
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP (e)	7.00%	01/15/2029	1,208	1,208,915
Chicago (City of), IL (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/2024	617	617,625
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (a)	5.50%	01/01/2027	1,000	1,127,120
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,116,140
Series 2014 A, Ref. RB (a)	5.00%	01/01/2023	3,000	3,327,450
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB (a)	5.00%	01/01/2029	6,000	6,889,200
Series 2017 D, RB (a)	5.00%	01/01/2031	1,000	1,179,540
Series 2017 D, RB (a)	5.00%	01/01/2032	1,000	1,174,100
Series 2017 D, RB (a)	5.00%	01/01/2033	2,000	2,340,240
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	371	371,063
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,248,220
Series 2018 A, GO Bonds (INS -AGM)(b)	5.00%	12/01/2031	1,250	1,479,887
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2027	1,500	1,787,505
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2030	1,000	1,189,860
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,120,130
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2015 C, GO Bonds (h)	5.00%	12/01/2027	7,000	8,117,550
Chicago (City of), IL Transit Authority; Series 2011, RB	5.25%	12/01/2027	1,000	1,070,220
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,385,700
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2027	1,795	1,896,633
Series 2012, Ref. GO Bonds (INS -AGM)(b)	5.00%	08/01/2022	1,250	1,362,037
Series 2013, GO Bonds	5.00%	07/01/2022	2,000	2,168,560
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,542,998
Series 2014, GO Bonds	5.00%	02/01/2020	1,300	1,326,117
Series 2017 D, GO Bonds	5.00%	11/01/2024	2,000	2,255,300
Series 2018 A, GO Bonds	5.25%	05/01/2023	5,000	5,534,900
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,372,760
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,163,080
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,451,425
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,010	1,046,380
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	1,160	1,113,781
Series 2016, RB	2.00%	05/15/2055	271	13,486
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,586,360
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	395	412,301
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	5,078,520
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.25%	08/15/2030	5,000	5,870,500
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS -AGM)(b)(g)	0.00%	12/15/2029	2,550	1,891,896
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Ref. RB (INS -NATL)(b)(i)	5.70%	06/15/2023	1,295	1,456,668
Series 2002, RB (INS -NATL)(b)(g)	0.00%	12/15/2032	10,000	6,424,500
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,414,808
Illinois (State of) Toll Highway Authority;
Series 2014 D, Ref. RB (h)	5.00%	01/01/2024	12,500	14,322,875
Series 2016 A, Ref. RB	5.00%	12/01/2031	2,305	2,713,169
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, GO Bonds (f)(g)	0.00%	12/01/2021	330	317,232
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, GO Bonds (f)(g)	0.00%	12/01/2020	2,900	2,808,766
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	975	989,001
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	$3,000	$3,201,060
Series 2010, RB	5.38%	06/01/2021	525	561,461
Series 2017, RB	5.00%	06/01/2027	4,000	4,762,640
Series 2017, RB	5.00%	06/01/2028	2,000	2,372,860
Regional Transportation Authority;
Series 2002 A, RB (INS -AGM)(b)	6.00%	07/01/2027	2,700	3,498,741
Series 2018 B, RB (h)	5.00%	06/01/2031	3,800	4,609,058
Series 2018 B, RB (h)	5.00%	06/01/2032	3,995	4,814,215
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,184,350
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,177,170
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,280,300
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	3,982,160
University of Illinois; Series 2011 A, RB	5.00%	04/01/2026	3,425	3,619,095
				188,006,699
Indiana–0.82%
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	1,800	2,176,722
Series 2016, RB	5.00%	07/01/2028	1,250	1,506,863
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (a)	5.88%	01/01/2024	925	1,010,100
Whiting (City of), IN (BP Products North America); Series 2014, RB (SIFMA + 0.75%)(a)(d)	2.17%	06/06/2019	7,000	7,003,010
				11,696,695
Iowa–1.32%
Ames (City of), IA (Mary Greeley Medical Center); Series 2011, RB (c)(f)	5.50%	06/15/2020	2,255	2,346,170
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2026	2,565	2,696,046
Series 2013, Ref. RB (c)	5.25%	12/01/2033	2,990	3,187,758
Series 2019, Ref. RB	3.13%	12/01/2022	1,500	1,518,000
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(c)(d)(e)	2.00%	01/04/2024	3,715	3,715,074
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, RB	4.00%	08/15/2022	1,905	2,041,703
Series 2012, RB	4.00%	08/15/2023	1,200	1,283,916
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, RB (i)	5.60%	06/01/2034	1,750	1,750,017
Iowa Student Loan Liquidity Corp.; Series 2011 A-2, RB (a)	5.50%	12/01/2025	360	376,211
				18,914,895
Kansas–0.63%
Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, RB (c)(f)	5.50%	11/15/2019	20	20,346
Series 2009, RB	5.50%	11/15/2023	980	997,219
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, RB	5.00%	03/01/2031	1,000	1,023,140
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.00%	07/01/2028	1,140	1,276,321
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,364,904
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,494,226
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	1,621,350
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,233,149
				9,030,655
Kentucky–2.00%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)(j)	2.82%	02/01/2025	1,430	1,452,322
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	525	548,258
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	$1,500	$1,711,290
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,395,640
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,628,251
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,293,099
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	09/01/2026	1,000	1,171,250
Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	09/01/2027	1,620	1,894,428
Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	09/01/2028	1,260	1,470,496
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016, Ref. RB (INS -NATL)(b)	5.00%	09/01/2031	5,000	5,870,100
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	1,000	1,165,330
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB (c)	4.00%	01/01/2025	2,000	2,196,660
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, RB	5.00%	10/01/2033	2,450	2,848,174
				28,645,298
Louisiana–1.76%
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, RB	5.00%	01/01/2022	1,000	1,078,950
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,440,337
Series 2015, RB	5.00%	06/01/2030	500	576,790
Series 2015, RB	5.00%	12/01/2030	500	578,130
Series 2015, RB	5.00%	12/01/2031	1,750	2,016,105
Series 2015, RB	5.00%	06/01/2032	300	343,728
Series 2015, RB	5.00%	12/01/2032	1,000	1,149,240
Series 2015, RB	5.00%	06/01/2033	1,050	1,197,399
Series 2015, RB	5.00%	06/01/2034	1,000	1,137,250
Series 2015, RB	5.00%	12/01/2034	1,200	1,367,868
Series 2015, RB	5.00%	06/01/2035	500	567,250
Series 2015, RB	5.00%	12/01/2035	1,165	1,320,982
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB (a)	5.00%	01/01/2027	1,750	2,015,877
Series 2015 B, RB (a)	5.00%	01/01/2029	1,805	2,066,382
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 B, Ref. RB (INS -AGM)(b)	5.00%	10/01/2030	350	426,811
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,345,825
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,361,488
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.50%	05/15/2030	5,000	5,219,500
				25,209,912
Maine–0.07%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	5.00%	07/01/2019	1,000	1,001,720
Maryland–1.37%
Baltimore (City of), MD; Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,282,894
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB (e)	4.13%	02/15/2034	1,000	1,023,770
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	4,968,270
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (c)(f)	5.50%	01/01/2021	1,000	1,061,530
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB (c)(f)	6.00%	07/01/2021	535	583,535
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB (a)(e)	4.00%	07/01/2024	1,805	1,914,636
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016 D, RB (a)	5.00%	03/31/2036	$2,600	$2,917,876
Series 2016, RB (a)	5.00%	09/30/2029	2,100	2,429,994
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (f)	5.13%	06/01/2020	710	730,753
Mayor & Council of Rockville (The) (Ingleside at King Farm); Series 2017 C-2, RB	3.00%	11/01/2025	2,750	2,761,248
				19,674,506
Massachusetts–0.66%
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	638,090
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,855,018
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,554,941
Massachusetts (Commonwealth of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	662,057
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (e)	5.00%	10/01/2037	1,500	1,644,345
Massachusetts (Commonwealth of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (c)(f)	6.70%	10/15/2019	500	509,645
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,164,150
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS -AGM)(b)	5.25%	08/01/2025	300	367,782
				9,396,028
Michigan–4.05%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	335	339,737
Detroit (City of), MI Downtown Development Authority;
Series 2018 A, RB (INS -AGM)(b)	5.00%	07/01/2030	700	789,572
Series 2018 A, RB (INS -AGM)(b)	5.00%	07/01/2032	2,000	2,243,080
East Lansing School District; Series 2017 I, GO Bonds	5.00%	05/01/2033	2,000	2,413,760
Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,844,620
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	5,915,600
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-2, Ref. RB (INS -AGM)(b)	5.00%	07/01/2026	9,000	10,422,270
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,755,850
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,409,580
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,395,400
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. RB (1 mo. USD LIBOR + 0.75%)(c)(d)	2.40%	10/15/2020	2,500	2,509,725
Michigan (State of) Finance Authority (Trinity Health); Series 2015, RB (1 mo. USD LIBOR + 0.54%)(c)(d)	2.17%	12/01/2020	3,500	3,506,825
Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,879,215
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,000	3,000,060
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033	2,075	2,134,034
Summit Academy North;
Series 2016, Ref. RB	4.00%	11/01/2021	1,000	1,007,740
Series 2016, Ref. RB	5.00%	11/01/2031	1,665	1,694,487
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (a)	5.00%	12/01/2028	2,500	2,752,625
				58,014,180
Minnesota–0.66%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	592,275
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,883,920
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	2,004,013
St. Louis Park (City of), MN (Place Via Sol); Series 2018, Ref. RB (c)(e)	6.00%	07/01/2027	1,250	1,289,425
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	280	288,344
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	2.90%	12/01/2019	$455	$455,860
Series 2014, RB	3.15%	12/01/2020	620	623,329
Series 2014, RB	3.60%	12/01/2021	225	228,596
Series 2014, RB	4.00%	12/01/2022	490	505,469
Series 2014, RB	4.00%	12/01/2023	300	310,857
Series 2014, RB	4.00%	12/01/2024	175	181,018
Series 2014, RB	5.00%	12/01/2029	1,000	1,060,500
				9,423,606
Missouri–2.15%
Boone (County of), MO (Boone Hospital Center); Series 2016, Ref. RB	5.00%	08/01/2026		3,050	3,457,571
Bridgeton (City of), MO Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/2024		500	500,020
Series 2013, Ref. RB	4.50%	05/01/2028		1,500	1,500,210
Cape Girardeau (County of), MO Industrial Development Authority; Series 2017, Ref. RB	5.00%	03/01/2029		100	116,600
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health); Series 2017, Ref. RB	5.00%	03/01/2036		3,000	3,388,350
Cape Girardeau (County of), MO Industrial Development Authority (St. Francis Medical Center); Series 2009 A, RB (c)(f)	5.00%	06/01/2019		525	525,000
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032		1,850	2,225,217
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2023		1,000	1,083,400
Series 2011 A, Ref. RB	5.50%	09/01/2024		2,000	2,165,860
Series 2011 A, Ref. RB	5.50%	09/01/2028		2,000	2,163,560
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032		2,685	3,020,383
Manchester (City of), MO (Highway 141/Manchester Road); Series 2010, Ref. RB	6.00%	11/01/2025		135	135,177
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032		1,000	1,117,310
Series 2016, Ref. RB	5.00%	02/01/2033		1,305	1,452,087
Series A, RB	5.00%	02/01/2029		1,100	1,242,571
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029		2,000	2,278,560
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027		1,500	1,772,580
Series 2015 A, Ref. RB	5.00%	12/01/2027		640	754,925
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023		340	360,274
Series 2012, RB	5.00%	09/01/2032		1,490	1,586,075
					30,845,730
Nebraska–1.50%
Central Plains Energy Project; Series 2014, RB (c)	5.00%	12/01/2019		3,445	3,500,086
Central Plains Energy Project (No. 3);
Series 2012, RB (k)	5.00%	09/01/2032		5,000	5,422,500
Series 2012, RB (k)	5.25%	09/01/2037		5,000	5,462,950
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/2022		720	755,798
Series 2012, Ref. RB	5.00%	11/01/2023		500	535,900
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034		5,000	5,860,400
					21,537,634
Nevada–0.53%
Carson City (City of), NV (Carson-Tahoe Regional Medical Center); Series 2012, Ref. RB	5.00%	09/01/2027		1,000	1,094,000
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026		150	161,929
Series 2015, RB	5.00%	08/01/2029		1,370	1,460,228
Series 2015, RB	5.00%	08/01/2031		1,510	1,602,624
Series 2015, RB	5.00%	08/01/2032		370	391,449
Humboldt (County of), NV (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024		1,800	1,813,554
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Las Vegas (City of), NV Redevelopment Agency; Series 2009 A, RB (c)(f)	7.00%	06/15/2019	$ 1,000	$ 1,001,670
				7,525,454
New Hampshire–0.11%
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027		1,500	1,618,035
New Jersey–6.56%
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (a)	5.00%	12/01/2024		4,000	4,332,720
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS -NATL)(b)(h)(l)	5.50%	09/01/2022		7,500	8,308,425
Series 2012, Ref. RB	5.00%	06/15/2023		2,000	2,170,080
Series 2012, Ref. RB	5.00%	06/15/2025		3,050	3,294,183
Series 2017 A, Ref. RB (INS -BAM)(b)	5.00%	07/01/2028		5,035	6,079,410
Series 2017 DDD, RB	5.00%	06/15/2031		3,670	4,224,170
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022		845	851,430
Series 2012 C, RB	5.00%	07/01/2032		475	456,466
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (a)	5.00%	07/01/2021		425	451,945
Series 2013, RB (a)	5.50%	01/01/2026		1,390	1,602,475
Series 2013, RB (a)	5.50%	01/01/2027		2,130	2,449,436
Series 2013, RB (a)	5.00%	01/01/2028		1,000	1,125,510
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025		1,500	1,651,830
Series 2011, Ref. RB	5.00%	07/01/2027		2,000	2,196,120
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System);
Series 2016, Ref. RB	5.00%	07/01/2030		1,200	1,441,392
Series 2016, Ref. RB	5.00%	07/01/2031		1,000	1,195,370
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (f)	5.25%	07/01/2020		1,000	1,040,600
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (a)	5.00%	12/01/2025		2,250	2,642,603
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, RB	5.25%	12/15/2023		4,000	4,563,240
Series 2013 AA, RB	5.00%	06/15/2021		5,270	5,600,376
Series 2014, RN (SIFMA Municipal Swap Index + 1.00%)(c)(d)	2.42%	12/15/2019		2,500	2,500,775
Series 2018 A, Ref. RB	5.00%	12/15/2032		5,000	5,856,550
Series 2018 A, Ref. RN	5.00%	06/15/2023		2,500	2,787,025
Series 2018 A, Ref. RN (h)(l)	5.00%	06/15/2029		4,500	5,230,530
Series 2018 A, Ref. RN (h)	5.00%	06/15/2030		2,000	2,312,220
North Hudson Sewerage Authority;
Series 2012 A, Ctfs. (c)(f)	5.00%	06/01/2022		90	99,460
Series 2012 A, Ctfs.	5.00%	06/01/2024		515	561,360
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (a)	5.00%	12/01/2023		5,000	5,388,950
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029		2,500	3,022,875
Series 2018 A, Ref. RB	5.00%	06/01/2030		5,000	6,001,000
Series 2018 A, Ref. RB	5.00%	06/01/2031		3,750	4,467,488
					93,906,014
New Mexico–0.93%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)	5.20%	06/01/2020		1,700	1,754,859
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022		1,375	1,401,538
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, RB	5.00%	07/01/2019		140	140,291
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, RB (1 mo. USD LIBOR + 0.75%)(c)(d)	2.39%	08/01/2019		10,000	10,002,200
					13,298,888
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–8.05%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (f)	5.75%	07/15/2019		$290	$291,470
Series 2009, RB	5.75%	07/15/2019		710	713,195
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB (a)(e)	3.75%	01/01/2020		375	377,104
Series 2014, Ref. RB (a)(e)	4.50%	01/01/2025		1,000	1,099,860
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034		4,000	4,572,920
Metropolitan Transportation Authority;
Subseries 2012 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(c)(d)	2.00%	06/01/2019		5,000	5,000,000
Subseries 2012 G-4, Ref. RB (1 mo. USD LIBOR + 0.55%)(c)(d)	2.19%	11/01/2022		2,985	2,968,582
Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	1.87%	11/15/2022		3,500	3,488,275
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB (g)	0.00%	11/15/2029		1,000	769,200
New York & New Jersey (States of) Port Authority;
Two Hundred Second Series 2017, Ref. RB (a)	5.00%	10/15/2035		3,000	3,548,880
Two Hundred Seventh Series 2018, Ref. RB (a)(h)	5.00%	09/15/2028		9,000	11,254,230
New York (City of), NY;
Series 2016 E, Ref. GO Bonds	5.00%	08/01/2027		5,000	6,154,400
Subseries 2015 F-5, VRD GO Bonds (m)	1.47%	06/01/2044		2,200	2,200,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB (m)	1.47%	06/15/2044		8,150	8,150,000
New York (City of), NY Transitional Finance Authority; Series 2018 S-2A, Ref. RB	5.00%	07/15/2034		5,000	6,162,650
New York (State of) Dormitory Authority; Series 2019 A, RB	5.00%	10/01/2033		1,350	1,652,953
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028		1,755	2,173,603
Series 2018 A, Ref. RB	5.00%	08/01/2030		2,420	2,963,508
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB (e)	5.00%	12/01/2033		2,000	2,326,860
Series 2017, Ref. RB (e)	5.00%	12/01/2034		1,000	1,158,040
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030		500	628,465
Series 2018 L, Ref. RB	5.00%	01/01/2031		1,000	1,249,240
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB (a)	5.00%	08/01/2026		5,000	5,283,900
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (a)	5.00%	01/01/2029		10,545	12,709,467
Series 2018, RB (a)	5.00%	01/01/2032		5,000	5,922,900
Series 2018, RB (a)	5.00%	01/01/2036		2,500	2,923,225
Niagara Falls (City of), NY; Series 1994, GO Bonds (f)	6.90%	03/01/2020		5	5,020
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (c)(f)	4.63%	07/01/2019		1,000	1,002,430
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035		3,415	3,502,048
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016 A, Ref. RB (a)	5.00%	01/01/2032		1,250	1,331,163
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. RB (1 mo. USD LIBOR + 0.70%)(c)(d)	2.34%	02/01/2021		5,500	5,537,015
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2018 D, RB (SOFR + 0.50%)(c)(d)	2.11%	10/01/2020		3,000	3,002,280
TSASC, Inc.;
Series 2017 A, RB	5.00%	06/01/2032		2,000	2,300,220
Series 2017 A, Ref. RB	5.00%	06/01/2033		1,500	1,715,100
Series 2017 A, Ref. RB	5.00%	06/01/2034		1,000	1,138,360
					115,276,563
North Carolina–1.87%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(d)	1.87%	12/01/2021		3,000	2,995,920
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034		750	908,805
Series 2017 A, RB	5.00%	07/01/2035		1,000	1,207,130
New Hanover (County of), NC (New Hanover Regional Medical Center); Series 2017, Ref. RB	5.00%	10/01/2027		1,100	1,363,835
New Hanover (County of), NC North Carolina (New Hanover Regional Medical Center); Series 2017, RB	5.00%	10/01/2034		1,000	1,195,680
North Carolina (State of); Series 2019, RB	5.00%	03/01/2032		3,000	3,761,610
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB (a)	5.00%	06/30/2026	$1,700	$1,944,902
Series 2015, RB (a)	5.00%	06/30/2027	1,215	1,385,695
Series 2015, RB (a)	5.00%	06/30/2029	1,340	1,516,813
Series 2015, RB (a)	5.00%	06/30/2030	1,405	1,582,915
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	1,340	1,405,352
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	5,999,300
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS -AGM)(b)	5.00%	01/01/2031	1,250	1,483,938
				26,751,895
North Dakota–0.26%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026		755	778,209
Series 2016, RB	5.10%	04/15/2036		2,815	2,938,972
					3,717,181
Ohio–2.55%
Adams (County of), OH (Adams County Hospital); Series 2005, RB	6.25%	09/01/2020		415	413,622
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021		1,250	1,323,237
American Municipal Power, Inc. (Combined Hydroelectric); Series 2018 A, RB (c)	2.25%	08/15/2021		1,500	1,512,315
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, RB	5.88%	06/01/2047		4,000	3,855,000
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037		2,195	2,410,571
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	5.75%	01/01/2024		805	841,080
Cleveland (City of), OH; Series 2012 A, Ref. RB	5.00%	01/01/2027		2,750	2,972,915
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.00%	02/15/2031		1,750	1,994,755
Series 2017, Ref. RB	5.00%	02/15/2032		3,980	4,519,847
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033		1,000	1,018,660
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042		3,385	3,839,809
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2027		3,410	4,286,268
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2023		1,500	1,653,270
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032		750	803,633
Montgomery (County of), OH (St. Leonard); Series 2010, Ref. RB	6.00%	04/01/2020		140	144,333
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033		1,240	1,319,248
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (a)	5.00%	12/31/2025		1,300	1,473,173
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (a)(e)	3.75%	01/15/2028		2,000	2,125,580
					36,507,316
Oklahoma–0.63%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023		2,815	3,049,630
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB (n)	4.75%	11/01/2023		1,280	460,800
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (a)(c)	5.00%	06/01/2025		5,000	5,555,050
					9,065,480
Oregon–0.47%
Portland (Port of), OR; Series 2017 24-B, RB (a)	5.00%	07/01/2035		3,255	3,831,135
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022		630	686,851
Tri-County Metropolitan Transportation District; Series 2011 A, RB (c)(f)	5.00%	10/01/2021		2,000	2,162,180
					6,680,166
Pennsylvania–6.05%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032		2,000	2,385,360
Allegheny (County of), PA Industrial Development Authority (Residential Resources, Inc.); Series 2006, RB	5.00%	09/01/2021		315	315,715
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB (e)	5.00%	05/01/2033		3,795	4,320,759
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	$5,500	$6,716,985
Series 2018, RB	5.00%	06/01/2031	2,000	2,429,440
Cumberland (County of), PA Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/2022	945	994,603
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,341,020
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,134,240
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,130,374
Series 2018, Ref. RB	5.00%	12/01/2033	750	836,513
Girard School District; Series 1992 B, GO Bonds (INS -NATL)(b)(g)	0.00%	10/01/2019	250	248,370
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	710	714,487
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	4,296,810
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(c)(d)	2.14%	09/01/2023	2,800	2,800,840
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement Life Communities); Series 2012, Ref. RB	5.00%	11/15/2029	1,045	1,132,477
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,179,380
Montgomery (County of), PA Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB (a)(c)	2.70%	04/01/2020	4,380	4,397,432
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	2,850	3,023,080
Pennsylvania (Commonwealth of);
First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	5,400	6,544,098
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	367,083
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	455,918
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	513,761
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB (a)	5.00%	12/31/2027	5,965	6,944,274
Series 2015, RB (a)	5.00%	12/31/2034	2,630	2,990,757
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2013 B, RB (SIFMA Municipal Swap Index + 1.15%)(d)	2.57%	12/01/2019	2,000	2,000,980
Series 2014 B-1, Ref. RB (SIFMA Municipal Swap Index + 0.98%)(d)	2.40%	12/01/2021	5,000	5,064,050
Pennsylvania Turnpike Commission; Subseries 2017, Ref. RB	5.00%	12/01/2031	4,075	4,849,413
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,156,910
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,153,420
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	4,070,312
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,642,555
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,544,620
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS -NATL)(b)	5.00%	06/01/2025	2,400	2,809,032
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS -AGM)(b)	5.00%	06/01/2031	120	141,473
Washington (County of), PA Industrial Development Authority (Washington Jefferson College); Series 2010, RB (c)(f)	5.00%	05/01/2020	1,000	1,032,550
				86,679,091
Puerto Rico–0.85%
Children’s Trust Fund; Series 2002, RB	5.38%	05/15/2033	2,200	2,221,868
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds (INS -NATL)(c)	5.50%	07/01/2029	1,570	1,732,997
Series 2006 A, GO Bonds (INS -AGC) (CPI RATE + 1.02%)(b)(d)	3.48%	07/01/2020	1,060	1,059,004
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS -AGM)(b)	5.50%	07/01/2030	2,535	2,838,617
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (g)	0.00%	07/01/2027	5,700	4,327,953
				12,180,439
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.81%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. RB	5.00%	09/15/2022		$ 1,000	$ 1,105,980
Tobacco Settlement Financing Corp.;
Series 2015 A, RB	5.00%	06/01/2035		5,000	5,507,200
Series 2015 A, Ref. RB	5.00%	06/01/2026		1,375	1,569,288
Series 2015 A, Ref. RB	5.00%	06/01/2027		900	1,020,726
Series 2015 A, Ref. RB	5.00%	06/01/2028		1,080	1,216,566
Series 2015 B, Ref. RB	2.25%	06/01/2041		1,125	1,125,405
					11,545,165
South Carolina–0.92%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2026		4,650	5,048,737
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. RB	5.00%	01/01/2021		2,000	2,037,920
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023		1,000	1,078,960
Series 2013, RB	5.00%	05/01/2028		1,250	1,331,063
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (c)(f)	5.25%	08/01/2023		3,215	3,704,805
					13,201,485
South Dakota–0.08%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB (c)(f)	5.00%	09/01/2020		1,105	1,152,659
Tennessee–1.59%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	4.25%	06/01/2021		745	748,770
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health);
Series 2018 A, Ref. RB	5.00%	07/01/2034		3,000	3,333,090
Series 2018 A, Ref. RB	5.00%	07/01/2035		2,500	2,958,350
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, RB	5.00%	07/01/2019		770	771,625
Series 2012, RB	5.00%	07/01/2022		500	533,975
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035		1,115	1,337,141
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031		1,000	1,173,050
Series 2016 A, RB	5.00%	07/01/2035		2,000	2,319,880
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031		1,185	1,428,280
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029		650	687,999
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2023		1,360	1,492,464
Series 2006 C, RB	5.00%	02/01/2024		3,225	3,615,644
Series 2006 C, RB	5.00%	02/01/2027		150	177,917
Series 2018, RB (c)	4.00%	11/01/2025		2,000	2,193,960
					22,772,145
Texas–8.65%
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024		300	307,374
Series 2014 A, RB	6.63%	03/01/2029		1,000	1,038,270
Austin (City of), TX; Series 2009 A, Ref. RB (c)(f)	5.00%	11/15/2019		1,500	1,523,970
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032		500	569,115
Series 2017, Ref. RB	5.00%	01/01/2033		1,200	1,395,948
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/2023		1,670	1,720,384
Series 2005 A, RB	5.50%	04/01/2025		1,610	1,660,023
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2033	$ 1,250	$ 1,430,425
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	530,820
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,198,720
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,447,600
Dallas-Fort Worth (Cities of), TX International Airport; Series 2014 A, Ref. RB (a)	5.25%	11/01/2026	2,000	2,280,780
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	162,404
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	165,879
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	298,149
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,130,130
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP -Texas Permanent School Fund)	6.00%	02/15/2028	2,000	2,474,320
Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2036	3,375	4,190,872
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (m)	1.45%	11/01/2041	1,770	1,770,000
Gulf Coast Waste Disposal Authority;
Series 2013, RB (INS -AGM)(b)	5.00%	10/01/2021	1,250	1,343,537
Series 2013, RB (INS -AGM)(b)	5.00%	10/01/2023	2,610	2,892,872
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	1,300	1,370,382
Series 2013 A, RB	5.00%	01/01/2033	1,090	1,158,790
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(d)	2.17%	06/01/2020	2,000	2,004,360
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2015, RB (1 mo. USD LIBOR + 0.85%)(c)(d)	2.51%	06/01/2020	5,000	5,015,800
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,611,645
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (c)(f)	5.00%	12/01/2019	2,500	2,543,325
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	410	410,898
Houston (City of), TX; Series 2011 A, Ref. RB (a)	5.00%	07/01/2025	1,000	1,066,150
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (a)	5.00%	07/15/2020	5,000	5,139,600
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB (f)	5.88%	05/15/2021	265	280,065
Series 2012 A, RB	4.00%	02/15/2022	260	268,286
Katy (City of), TX Independent School District; Series 2015 C, Ref. GO Bonds (1 mo. USD LIBOR + 0.55%), (CEP -Texas Permanent School Fund)(c)(d)	2.19%	08/15/2019	8,000	8,000,400
Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,521,744
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2010, VRD RB (m)	1.50%	11/01/2038	3,000	3,000,000
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	372,540
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, RB	6.25%	01/01/2033	1,600	1,754,496
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,320,657
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,425,806
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,609,860
Series 2014, RB	5.50%	01/01/2035	1,400	1,509,046
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,211,055
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,331,694
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 B-1, RB	3.25%	11/15/2022	820	818,926
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB	5.00%	04/01/2029	620	673,841
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB (e)	4.63%	08/15/2025	1,000	1,054,990
North Texas Tollway Authority;
Series 2014 C, Ref. RB (SIFMA Municipal Swap Index + 0.67%)(c)(d)	2.09%	01/01/2020	5,000	4,998,800
Series 2017 B, Ref. RB (INS -AGM)(b)	4.00%	01/01/2034	750	827,955
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (a)(c)(e)	7.25%	02/13/2020	2,000	2,051,360
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, RB	5.00%	08/15/2036	$ 1,960	$ 2,038,518
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2021	1,475	1,578,604
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, RB (n)	4.13%	11/15/2038	2,680	26,800
Temple (City of), TX; Series 2018 A, RB (e)	5.00%	08/01/2038	4,000	4,331,000
Texas (State of) Transportation Commission;
Series 2019, RB (g)	0.00%	08/01/2034	1,400	813,932
Series 2019, RB (g)	0.00%	08/01/2035	1,250	679,913
Series 2019, RB (g)	0.00%	08/01/2036	1,000	515,040
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,640,300
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,790	3,271,247
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2021	2,600	2,789,852
Series 2012, RB	5.00%	12/15/2022	500	548,720
Series 2012, RB	5.00%	12/15/2023	3,950	4,358,430
Series 2012, RB	5.00%	12/15/2028	1,775	1,947,352
Series 2012, RB	5.00%	12/15/2032	1,775	1,929,869
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, RB	4.63%	08/15/2022	330	340,880
Series 2012 A, RB	5.00%	08/15/2027	1,085	1,127,944
				123,822,464
Utah–0.43%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 D, VRD RB (m)	1.52%	05/15/2036		990	990,000
Salt Lake City (City of), UT; Series 2017 A, RB (a)	5.00%	07/01/2034		3,500	4,155,410
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/2040		1,000	1,035,430
					6,180,840
Virgin Islands–0.21%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		2,950	2,972,125
Virginia–0.85%
Dulles Town Center Community Development Authority (Dulles Town Center);
Series 2012, Ref. RB	5.00%	03/01/2021		1,395	1,442,179
Series 2012, Ref. RB	5.00%	03/01/2022		1,100	1,152,118
Series 2012, Ref. RB	4.25%	03/01/2026		700	707,910
Fairfax (County of), VA Economic Development Authority (Vinson Hall, LLC); Series 2013 A, RB	4.00%	12/01/2022		695	721,674
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (a)	5.00%	07/01/2034		5,000	5,318,250
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB (a)	5.00%	01/01/2027		2,500	2,710,925
Washington (County of), VA Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, RB (f)	7.25%	07/01/2019		145	145,619
					12,198,675
Washington–2.05%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (a)	5.50%	07/01/2025		1,000	1,075,660
FYI Properties (Washington State District); Series 2009, RB	5.25%	06/01/2026		2,000	2,000,000
Seattle (Port of), WA; Series 2016 B, RB (a)	5.00%	10/01/2028		3,730	4,426,428
Seattle (Port of), WA (SEATAC Fuel Facilities LLC);
Series 2013, Ref. RB (a)	5.00%	06/01/2021		650	692,491
Series 2013, Ref. RB (a)	5.00%	06/01/2024		1,560	1,739,384
Tes Properties; Series 2009, RB (c)(f)	5.00%	06/01/2019		1,000	1,000,000
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2031		2,425	2,951,322
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	2.82%	01/01/2025		3,350	3,409,396
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027		500	569,795
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, RB	5.00%	08/15/2032	$1,500	$1,731,390
Series 2017, RB	5.00%	08/15/2037	1,360	1,546,701
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (c)(f)	5.13%	10/01/2019	1,500	1,517,520
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB (e)	5.00%	07/01/2031	1,350	1,466,019
Series 2016 A, Ref. RB (e)	5.00%	07/01/2036	700	750,323
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB (e)	5.00%	07/01/2038	830	880,937
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,535,698
				29,293,064
West Virginia–0.35%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (e)	5.50%	06/01/2037	2,000	2,108,300
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (a)(e)	6.75%	02/01/2026	2,000	1,988,160
Series 2018, RB (a)(e)	8.75%	02/01/2036	640	656,064
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB (n)	6.00%	10/01/2020	240	186,120
				4,938,644
Wisconsin–2.78%
Milwaukee (County of), WI;
Series 2010 B, Ref. RB (a)	5.00%	12/01/2022	1,250	1,269,425
Series 2010 B, Ref. RB (a)	5.00%	12/01/2023	1,000	1,015,440
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (e)	6.25%	08/01/2027	5,000	5,657,250
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,929	2,038,090
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	4.38%	06/15/2029	2,105	2,138,091
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB (a)	5.38%	11/01/2021	1,370	1,373,959
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,713,660
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,873,768
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,651,953
Series 2012, RB	5.00%	06/01/2026	1,000	1,081,220
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB (e)	5.00%	06/01/2025	1,000	1,075,960
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.25%	01/01/2038	3,250	3,505,905
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. RB (e)	3.95%	11/15/2024	1,000	1,005,050
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,584,000
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	445	462,266
Series 2015, Ref. RB	5.00%	04/01/2025	1,180	1,259,544
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (e)	4.13%	12/01/2024	2,900	3,005,444
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	3,700	4,028,523
				39,739,548
Wyoming–0.12%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS -BAM)(b)	5.00%	01/01/2031	1,500	1,776,150
TOTAL INVESTMENTS IN SECURITIES(o)–101.77% (Cost $1,389,101,522)				1,457,066,493
FLOATING RATE NOTE OBLIGATIONS–(2.77)%
Notes with interest and fee rates ranging from 1.84% to 1.94% at 05/31/2019 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032 (See Note 1D)(p)				(39,610,000)
OTHER ASSETS LESS LIABILITIES–1.00%				14,272,007
NET ASSETS –100.00%				$1,431,728,500
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $103,121,433, which represented 7.20% of the Fund’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(i)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Acquired as part of the Adelphia Communications bankruptcy reorganization.
(k)	Security subject to crossover refunding.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(n)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $673,720, which represented less than 1% of the Fund’s Net Assets.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Fund’s investments with a value of $69,279,203 are held by TOB Trusts and serve as collateral for the $39,610,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	203	September-2019	$(25,730,250)	$(210,930)	$(210,930)

(a)	Futures contracts collateralized by $255,000 cash held with Goldman Sachs & Co., the futures commission merchant.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate
Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations — (continued)
securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the
Invesco Intermediate Term Municipal Income Fund

E.	Futures Contracts — (continued)
proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,457,066,493	$—	$1,457,066,493
Other Investments - Liabilities*
Futures Contracts	(210,930)	—	—	(210,930)
Total Investments	$(210,930)	$1,457,066,493	$—	$1,456,855,563

*	Unrealized appreciation (depreciation).
Invesco Intermediate Term Municipal Income Fund